INTANGIBLE ASSETS, NET - Summary (Details) - GBP (£)	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	£ (8,241,095)	£ (6,241,093)
Intangible assets, net	11,758,905	13,758,907
Developed technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	£ 20,000,000	£ 20,000,000